Related Parties (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	September 30, 2019	December 31, 2018
	(In thousands)
Trade receivables from DGW KG	$520	$651
Trade payables to DGW KG	$14,290	$18,615

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(In thousands)
Purchased carbon black products from DGW KG	$19,312	$20,412	$65,387	$68,702
Sales and services provided to DGW KG	$596	$2,674	$2,087	$4,077